Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2021
Banking Regulation, Global Systemically Important Bank (GSIB) Surcharge [Abstract]
Regulatory capital amounts and ratios
The tables below provide the Bank’s regulatory capital requirements and actual results at December 31, 2021 and 2020.

	Actual		For Capital Adequacy		To Be Well Capitalized
(Dollars in Thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio
December 31, 2021
Tier 1 Risk-Based Core Capital (To Risk Weighted Assets)	$123,783	17.4%	$42,701	6.0%	$56,934	8.0%
Total Risk-Based Capital (To Risk Weighted Assets)	132,706	18.6%	56,934	8.0%	71,168	10.0%
Common Equity Tier 1 Capital (To Risk Weighted Assets)	123,783	17.4%	32,025	4.5%	46,259	6.5%
Tier 1 Leverage (Core) Capital (To Adjusted Tangible Assets)	123,783	9.9%	50,169	4.0%	62,711	5.0%
December 31, 2020
Tier 1 Risk-Based Core Capital (To Risk Weighted Assets)	$109,673	18.6%	$35,330	6.0%	$47,107	8.0%
Total Risk-Based Capital (To Risk Weighted Assets)	117,101	19.9%	47,107	8.0%	58,884	10.0%
Common Equity Tier 1 Capital (To Risk Weighted Assets)	109,673	18.6%	26,498	4.5%	38,275	6.5%
Tier 1 Leverage (Core) Capital (To Adjusted Tangible Assets)	109,673	9.8%	44,957	4.0%	56,197	5.0%